CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS - OPERATING ACTIVITIES
Net income for the year	$ 18,652	$ 10,515	$ 11,828
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,951	3,522	2,783
Loss related to equipment and inventory damage		148	509
Amortization of deferred stock-based compensation	2,124	2,095	1,927
Loss on securities	175
Decrease (increase) in deferred income tax assets, net	(1,626)	1,898	694
Increase (decrease) in liability for employee termination benefits, net	(71)	17	(27)
Decrease (increase) in trade accounts receivables	12,381	(10,585)	(3,960)
Decrease (increase) in inventories	2,226	(1,783)	(10,513)
Decrease (increase) in other current and long term assets	408	(1,234)	(467)
Increase (decrease) in trade accounts payables and other long term liabilities	(4,038)	4,517	2,510
Increase in other current liabilities	64	3,054	283
Increase (decrease) in short and long term deferred revenues	(703)	(1,173)	2,151
Net cash provided by operating activities	33,543	10,991	7,718
CASH FLOWS - INVESTING ACTIVITIES
Increase in short-term interest-bearing bank deposits	(27,737)	(4,513)	(8,792)
Decrease (increase) in long-term interest-bearing bank deposits		(345)	140
Proceeds from (investments in) short-term available for sale securities	1,617	(1,845)
Proceeds from short-term held for maturity securities			1,582
Investments in short-term held for trading securities	(1,942)
Reimbursement from insurance claim		219
Purchases of fixed assets	(5,234)	(4,119)	(3,660)
Net cash used in investing activities	(33,296)	(10,603)	(10,730)
CASH FLOWS - FINANCING ACTIVITIES
Purchases of treasury shares	(6,726)
Shares issued under employee share-based plans	2,586	1,191	259
Net cash provided by (used in) financing activities	(4,140)	1,191	259
Increase (decrease) in cash and cash equivalents	(3,893)	1,579	(2,753)
Cash and cash equivalents - beginning of year	17,542	15,963	18,716
Cash and cash equivalents - end of year	$ 13,649	$ 17,542	$ 15,963